UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number      811-21195
                                                     -----------------

                               UBS M2 Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            --------------------

                      Date of fiscal year end: December 31
                                               -------------------

                    Date of reporting period: March 31, 2010
                                              --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                                                 UBS M2 FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                              REALIZED AND                                            DOLLAR AMOUNT
                                                               UNREALIZED                                              OF FAIR VALUE
                                                       % OF   GAIN/(LOSS)    INITIAL                       FIRST         FOR FIRST
                                                     MEMBERS'    FROM      ACQUISITION                   AVAILABLE       AVAILABLE
    INVESTMENT FUND            COST      FAIR VALUE  CAPITAL   INVESTMENTS     DATE     LIQUIDITY (a)  REDEMPTION (b) REDEMPTION (b)
-------------------------  ------------ ------------ -------- ------------ ----------- --------------- -------------- --------------
LONG/SHORT EQUITY
Absolute Partners Fund,
   L.L.C. (c)              $ 20,000,000  $20,093,679   3.42%   $   93,679    2/1/2010     Monthly
Arrowgrass Equity Focus,
   L.P. (c)                  25,000,000   25,761,915   4.38       436,785   10/1/2009     Monthly
Artha Emerging Markets
   Fund, L.P. (c)            18,135,557   27,173,754   4.62       614,300    4/1/2006    Quarterly
Bay Pond Partners, L.P.
   (c)                       24,264,478   35,783,434   6.08     1,873,128    3/1/2008   Semi-Annually
Brevan Howard, L.P. (c)      27,500,000   27,190,826   4.62      (469,940)  11/1/2009     Monthly
Cevian Capital II, L.P.,
   Class B (c)               15,754,736   16,427,842   2.79     1,113,356    7/1/2006     Annually
Cevian Capital II, L.P.,
   Class C (c)                9,132,659   10,560,270   1.80       794,255    7/1/2006     Annually
Chap-Cap Activist
   Partners, L.P. (d)           296,222      270,991   0.05        13,954    4/1/2006       N/A
Chap-Cap Partners II,
   L.P. (d)                     511,773      526,973   0.09        37,053    4/1/2006       N/A
Cobalt Partners, L.P. (c)    51,212,239   57,441,471   9.77     1,432,897    7/1/2007   Semi-Annually
Conatus Capital Partners,
   L.P., Class A (c)         25,000,000   25,615,573   4.36       223,198    1/1/2008    Quarterly
Delta Institutional
   Holdings, L.P. (c)         1,216,999    1,423,192   0.24       (14,826)   7/1/2003    Quarterly
Eastern Advisor Fund,
   L.P. (d)                   6,397,302    2,715,584   0.46       (45,641)   4/1/2004       N/A
Eastern Advisor Fund,
   L.P. (d)                   1,447,125    3,593,093   0.61       (26,632)   4/1/2004       N/A
EEA Europe Long Short
   Fund (c)                  15,000,000   13,882,638   2.36      (819,979)  12/1/2009     Monthly
Eminence Partners, L.P.
   (c)                       38,148,082   38,504,302   6.55       638,842    1/1/2006    Quarterly
Gugner Long/Short Fund,
   Ltd., Class B (c)         21,729,985   21,536,148   3.66      (596,247)   3/1/2008    Quarterly
Meditor European Hedge
   Fund (B) Limited (c)      26,441,460   34,760,204   5.91      (716,931)   5/1/2006     Monthly
Pershing Square, L.P.        17,063,055   33,984,785   5.78     2,237,379    1/1/2005     Annually
Southpoint Qualified
   Fund, L.P.                40,178,088   40,539,066   6.89     1,183,434    2/1/2008     Annually
Steel Partners Japan
   Strategic Fund, L.P.
   (e)                        5,933,551    5,195,194   0.88      (180,727)   1/1/2006       N/A
The Children's Investment
   Fund, L.P., Class A       17,466,341   25,001,205   4.25     1,157,567    4/1/2005   Every 3 Years
Tiger Asia Fund, L.P.        13,824,741   20,980,741   3.57       933,759    3/1/2005   Every 3 Years
Tiger Asia L Holdings,
   Ltd. SPV (e)               1,593,852    1,591,351   0.27          (793)   3/1/2005       N/A
                           ------------ ------------  -----    ----------
   LONG/SHORT EQUITY
      SUBTOTAL             $423,248,245 $490,554,231  83.41%   $9,911,870
Redeemed Investment Funds            --           --     --      (713,792)
                           ------------ ------------  -----    ----------
TOTAL                      $423,248,245 $490,554,231  83.41%   $9,198,078
                           ============ ============  =====    ==========

(a)  Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c)  Investment Funds categorized as Level 2 investments.
(d)  A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.
(e)  The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

                                                                                                                 UBS M2 FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology  used for valuing the Fund's  investments are not necessarily an indication of the risk  associated with investing in those  investments.  The
Fund's valuation  procedures require  evaluation of all relevant factors available at the time the Fund values its portfolio.  These relevant factors include the individual Investment Funds' compliance with fair value measurements,  price transparency and valuation procedures in place,  subscription  and  redemption  activity,  level of illiquid  securities  held, and the existence or absence of redemption restrictions.

The Fund's  investments are categorized in three levels as disclosed  below.  Level 1 discloses the amount of investments  where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments  where the Fund has the ability to redeem at net asset value as of the March 31, 2010 measurement date, or within ninety days of the measurement  date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within ninety days of the March 31, 2010 measurement date.

                                           ASSETS TABLE
-----------------------------------------------------------------------------------------------
                                            TOTAL FAIR
                                             VALUE AT
DESCRIPTION                                 03/31/2010    LEVEL 1      LEVEL 2        LEVEL 3
-----------------------------------------------------------------------------------------------
Long/Short Equity                          $490,554,231   $    --   $356,155,248   $134,398,983
                                           ----------------------------------------------------
TOTAL ASSETS                               $490,554,231   $    --   $356,155,248   $134,398,983
                                           ----------------------------------------------------

     The following is a reconciliation of Level 3 assets from December 31, 2009 to March 31, 2010:

                                                              CHANGE IN
                                                             UNREALIZED                       TRANSFERS IN
                       BALANCE AS OF     REALIZED GAIN /   APPRECIATION /   NET PURCHASES /   AND/OR OUT OF   BALANCE AS OF
DESCRIPTION          DECEMBER 31, 2009        (LOSS)        DEPRECIATION        (SALES)          LEVEL 3      MARCH 31, 2010
----------------------------------------------------------------------------------------------------------------------------
Long/Short Equity      $112,326,841        $   (16,253)     $  6,049,784     $  2,487,658      $13,550,953     $134,398,983
Multi-Strategy           27,394,774         10,531,391       (11,273,581)     (26,652,584)              --               --
----------------------------------------------------------------------------------------------------------------------------
Total                  $139,721,615        $10,515,138      $ (5,223,797)    $(24,164,926)     $13,550,953     $134,398,983
----------------------------------------------------------------------------------------------------------------------------

     Net change in unrealized appreciation/depreciation on Level 3 assets and liabilities still held as of March 31, 2010 is
     $(6,126,064).

     The net transfers in and/or out of Level 3 noted above are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from 12-31-09 to 3-31-10.

                                                                                                                 UBS M2 FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO VALUATION

Investment  Funds in the  long/short  equity  strategy are generally  subject to a 15 - 125 day  redemption  notice period. Investment Funds representing  approximately 3 percent of fair value are side pockets or liquidating trusts where the liquidation of assets are expected over the next 24 months. The remaining approximately 97 percent of the
Investment  Funds are available to be redeemed with no  restrictions,  subject to the Investment  Funds'  liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $40,539,066,  transferred from Level 2 to Level 3 at March 31, 2010. In addition, two Investment Funds, with a fair value of $26,988,113, transferred from
Level 3 to Level 2 at March 31, 2010.

Investment  Funds with no current  redemption  restrictions may be subject to future gates,  lock-up  provisions or other restrictions,  in accordance with their offering  documents.  The Fund had no unfunded capital commitments as of March 31, 2010.

The Fund  recognizes  transfers  into and out of the levels  indicated  above at the end of the  reporting  period.
Please refer to the December 31, 2009 financial  statements for full disclosure on the Fund's  portfolio  valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS M2 Fund, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date                      May 26, 2010
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.